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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                   Report for the Quarter Ended June 30, 2003.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       7025 N. Scottsdale Road, Suite 230, Scottsdale, AZ  85253

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:      President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  /S/ Michael Spalter           Providence, Rhode Island   August 8, 2003
  ---------------------         ------------------------   ----------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           2

Form 13F Information Table Value Total:           $7,433


List of Other Included Managers:

No.    13F File Number        Name


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                           FORM 13F INFORMATION TABLE


                           TITLE                                                                 VOTING AUTHORITY
                            OF         VALUE       SHARES/   SH/   PUT/   INVSTMT    OTHER    -------------------------
NAME OF ISSUER     CLASS   CUSIP     (X$1,000)     PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
----------------   -----  ---------  ---------    ---------  ---   ----   -------   --------  ----------  ------   ----
CRONOS GROUP N V     ORD  L20708100      6,055    1,529,136   SH             SOLE              1,529,136
NATUZZI S P A        ADR  63905A101      1,378      171,792   SH             SOLE                171,792